Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net	12 Months Ended
Jun. 30, 2023 USD ($)
Intangible Assets, Net [Abstract]
Balance as of July 1, 2022	$ 970,044
Addition
Amortization	(179,078)
Disposal	(74,686)
Foreign currency translation adjustment	9,895
Balance as of June 30, 2023	$ 726,175